INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes
Taxes on income included in the statements of income:
	US dollars
	Year ended December 31,
(in thousands)	2019	2018	2017
Income taxes (tax benefit):
Current taxes:
In Israel	6,155	6,622	6,251
Outside Israel	7,674	8,325	10,308
	13,829	14,947	16,559
Deferred taxes:
In Israel	299	781	(1,982)
Outside Israel	(2,545)	1,565	(169)
	(2,246)	2,346	(2,151)
Taxes in respect of prior years:
In Israel (*)	439	(20)	1,775
Outside Israel (**)	212	-	1,522
	651	(20)	3,297
	12,234	17,273	17,705

(*)
During November 2017, the Company has received from the Israeli tax authority ("ITA") tax assessments for the years 2013-2015 amounting to NIS 11.3 million (approximately US$ 3.1 million). An amount of NIS 7.2 million (approximately US$ 2 million) due to the timing differences related to the deduction of certain expenses for tax purposes, which was agreed to be deducted in the coming years. Accordingly, the Company recorded an amount of NIS 6.2 million (approximately US$ 1.8 million) as tax expense related to prior periods and a deferred tax benefit in a similar amount. In addition, the Company was required to pay the ITA an amount of NIS 1.8 million (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.

(**)
During November 2017, one of our subsidiaries in Brazil has received from the Brazilian tax authority ("RFB") a tax assessment for the years 2012-2014 amounting to BRL 10.3 million (approximately US$ 3.1 million), mainly due to an non-deductible expenses. Accordingly, our subsidiary recorded an amount of BRL 4.8 million (approximately US$ 1.5 million) as tax expense related to prior periods. In addition, our subsidiary was required to pay an amount of BRL 3.6 million (approximately US$ 1.1 million) as penalty and BRL 1.7 (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.

Schedule of Income Tax Reconciliation
The following is reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2019	2018	2017
Pretax income	23,204	76,233	55,546
Statutory tax rate	23%	23%	24%
Tax computed at the ordinary tax rate	5,337	17,534	13,331
Nondeductible expenses (income)	3,117	(2,785)	(815)
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	-	(236)	243
Deductible financial expenses recorded to other comprehensive income	297	(177)	(113)
Tax adjustment in respect of different tax rates	3,045	2,384	3,119
Taxes in respect of withholding at the source from royalties and dividends	725	31	542
Adjustment in respect of tax rate deriving from “approved enterprises”	(128)	(100)	(436)
Others	(159)	622	1,834
	12,234	17,273	17,705

Summary of Deferred Taxes
Composition:

	US dollars
	Year ended December 31,
(in thousands)	2019	2018
Deferred taxes
Provision for vacation, recreation and bad debt	350	258
Provision for legal obligation and other	4,631	5,500
Provision for employee related obligations	1,193	1,147
Carry forward tax losses and foreign tax credit	-	3,600
Temporary differences, net	1,344	(1,360)
	7,518	9,145
Valuation allowance	-	(3,476)
	7,518	5,669

	US dollars
	Year ended December 31,
(in thousands)	2019	2018

Deferred income taxes included in long-term investments and other assets	10,385	12,127
Deferred income taxes included in long-term liabilities	(2,867)	(6,458)
	7,518	5,669

Schedule of Income Before Income Taxes
Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2019	2018	2017
The Company and its Israeli subsidiaries	27,045	46,138	22,138
Non-Israeli subsidiaries	(3,841)	30,095	33,408
	23,204	76,233	55,546